Schedule of Detailed Company’s Notes Payable (Details) (Parenthetical) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Common Stock [Member]
[custom:StockIssuedAsDebtIssuedCostShares]	190,722	400,000